Short-Term Bank Loans - Schedule of Short-Term Bank Loans (Details) - USD ($)	Dec. 31, 2024	Dec. 31, 2023
Schedule of Short-Term Bank Loans [Line Items]
Total short-term bank loans	$ 4,630,581	$ 3,662,023
Fujian Rural Commercial Bank [Member]
Schedule of Short-Term Bank Loans [Line Items]
Total short-term bank loans	410,998	422,541
Industrial and Commercial Bank of China [Member]
Schedule of Short-Term Bank Loans [Line Items]
Total short-term bank loans	4,082,584	3,239,482
China Merchants Bank [Member]
Schedule of Short-Term Bank Loans [Line Items]
Total short-term bank loans	$ 136,999